 Schedule of investments
Delaware Diversified Income Fund	July 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 3.00%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	3,088	$ 3,111
Series 2002-T19 A1 6.50% 7/25/42	39,104	39,438
Series 2004-T1 1A2 6.50% 1/25/44	9,459	9,585
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	9,100	8,818
Series 2003-W1 2A 5.222% 12/25/42 •	5,731	5,466
Series 2004-W11 1A2 6.50% 5/25/44	103,091	104,253
Fannie Mae REMICs
Series 2011-118 DC 4.00% 11/25/41	47,097	43,683
Series 2013-44 Z 3.00% 5/25/43	23,432	18,433
Series 2017-40 GZ 3.50% 5/25/47	2,064,002	1,865,722

Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	4,515,000	4,243,039
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	1,738,396	1,485,697
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 6.233% (SOFR + 1.16%) 12/25/29 •	1,172,045	1,173,610
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4 M2 144A 7.233% (SOFR + 2.16%) 11/25/49 #, •	3,791	3,791
Series 2020-DNA2 M2 144A 7.033% (SOFR + 1.96%) 2/25/50 #, •	550,243	551,966
Series 2020-DNA6 M2 144A 7.069% (SOFR + 2.00%) 12/25/50 #, •	7,205,736	7,257,546
Series 2020-HQA2 M2 144A 8.283% (SOFR + 3.21%) 3/25/50 #, •	1,463,405	1,499,828
Series 2021-DNA1 M2 144A 6.869% (SOFR + 1.80%) 1/25/51 #, •	14,423,512	14,447,966
Series 2021-DNA3 M2 144A 7.169% (SOFR + 2.10%) 10/25/33 #, •	6,770,000	6,717,126
Series 2021-DNA5 M2 144A 6.719% (SOFR + 1.65%) 1/25/34 #, •	6,590,203	6,598,440
Series 2021-HQA1 M2 144A 7.319% (SOFR + 2.25%) 8/25/33 #, •	18,536,119	18,471,033
Series 2021-HQA2 M2 144A 7.119% (SOFR + 2.05%) 12/25/33 #, •	13,430,000	13,212,032
Series 2022-DNA1 M2 144A 7.569% (SOFR + 2.50%) 1/25/42 #, •	3,500,000	3,456,708
NQ- 189 [0723] 0923 (3108053)    1

 Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2022-DNA2 M2 144A 8.819% (SOFR + 3.75%) 2/25/42 #, •	2,000,000	$ 2,051,940
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	11,963	12,354
Series T-58 2A 6.50% 9/25/43 ♦	171,074	171,423
GNMA
Series 2013-113 LY 3.00% 5/20/43	862,000	766,579
Series 2013-182 CZ 2.50% 12/20/43	1,210,577	1,061,052
Total Agency Collateralized Mortgage Obligations (cost $85,947,726)		85,280,639

Agency Commercial Mortgage-Backed Securities — 0.20%
FREMF Mortgage Trust
Series 2014-K37 B 144A 4.583% 1/25/47 #, •	4,550,000	4,496,980
Series 2015-K44 B 144A 3.719% 1/25/48 #, •	1,000,000	960,979
Series 2017-K71 B 144A 3.752% 11/25/50 #, •	80,000	73,544
Total Agency Commercial Mortgage-Backed Securities (cost $5,970,592)		5,531,503

Agency Mortgage-Backed Securities — 27.51%
Fannie Mae 3.00% 2/1/57	120,852	104,720
Fannie Mae S.F. 15 yr
2.00% 3/1/36	2,411,165	2,134,429
2.50% 7/1/36	12,855,147	11,678,860
2.50% 8/1/36	118,115	107,184
4.50% 5/1/38	3,613,850	3,539,533
Fannie Mae S.F. 20 yr
2.00% 3/1/41	7,711,829	6,484,459
2.00% 5/1/41	7,268,187	6,161,448
3.00% 9/1/37	2,276,642	2,113,711
4.00% 5/1/43	8,645,793	8,234,318
Fannie Mae S.F. 30 yr
2.00% 11/1/50	10,021,684	8,173,534
2.00% 12/1/50	8,133,955	6,619,867
2.00% 1/1/51	2,619,954	2,151,786
2.00% 2/1/51	7,168,224	5,886,186
2.00% 3/1/51	750,834	609,715
2.00% 8/1/51	3,641,078	2,968,381
2.00% 1/1/52	9,300,882	7,612,270
2    NQ- 189 [0723] 0923 (3108053)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.50% 8/1/50	12,348,887	$ 10,579,017
2.50% 10/1/50	5,489,858	4,637,345
2.50% 4/1/51	4,356,018	3,689,015
2.50% 6/1/51	9,448,464	8,077,220
2.50% 8/1/51	18,367,025	15,651,830
2.50% 2/1/52	12,042,784	10,158,518
3.00% 10/1/46	603,640	537,630
3.00% 4/1/47	5,011,301	4,457,287
3.00% 11/1/48	1,878,886	1,671,675
3.00% 12/1/49	11,711,222	10,383,372
3.00% 7/1/50	2,063,044	1,816,228
3.00% 8/1/50	1,860,291	1,638,751
3.00% 5/1/51	1,424,166	1,260,170
3.00% 7/1/51	11,382,440	10,047,198
3.00% 8/1/51	10,823,718	9,524,438
3.00% 12/1/51	1,609,762	1,419,675
3.00% 2/1/52	7,547,168	6,633,655
3.50% 2/1/47	4,405,502	4,094,753
3.50% 7/1/47	5,534,127	5,149,228
3.50% 1/1/48	2,169,025	1,991,654
3.50% 2/1/48	3,838,259	3,537,148
3.50% 12/1/49	698,599	643,778
3.50% 3/1/50	2,080,924	1,926,937
3.50% 8/1/50	6,166,631	5,695,612
3.50% 1/1/52	17,616,523	15,990,166
3.50% 5/1/52	7,512,255	6,881,725
3.50% 6/1/52	31,316,131	28,376,279
4.00% 3/1/47	4,436,236	4,212,758
4.00% 4/1/47	1,261,187	1,202,264
4.00% 10/1/48	6,475,783	6,173,442
4.00% 5/1/51	5,729,646	5,421,171
4.00% 9/1/52	967,891	903,679
4.50% 7/1/40	19,714	18,831
4.50% 8/1/41	22,843	22,462
4.50% 2/1/46	16,663	16,329
4.50% 5/1/46	364,025	357,965
4.50% 4/1/48	1,653,875	1,633,478
4.50% 9/1/48	20,079	19,511
4.50% 1/1/49	11,321,748	11,062,859
4.50% 1/1/50	14,540,600	14,274,313
4.50% 4/1/50	1,905,681	1,859,181
NQ- 189 [0723] 0923 (3108053)    3

 Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 9/1/52	4,525,725	$ 4,332,920
4.50% 10/1/52	43,983,823	42,108,571
4.50% 2/1/53	14,675,645	14,049,564
5.00% 7/1/47	263,340	264,382
5.00% 7/1/49	6,457,469	6,404,374
5.00% 1/1/51	7,036,579	6,970,394
5.00% 7/1/52	7,862,516	7,686,967
5.00% 10/1/52	13,703,950	13,470,651
5.50% 5/1/44	7,515,805	7,689,250
5.50% 10/1/52	18,868,718	18,804,632
5.50% 11/1/52	9,556,731	9,547,319
5.50% 3/1/53	27,692,917	27,503,414
6.00% 1/1/42	13,464,926	13,940,157
6.00% 6/1/53	13,688,758	13,777,399
6.00% 7/1/53	6,586,000	6,735,108
Freddie Mac S.F. 15 yr
2.00% 12/1/35	11,138,902	9,931,869
3.00% 3/1/35	22,369,016	20,855,081
Freddie Mac S.F. 20 yr
2.50% 6/1/41	15,200,402	13,239,159
3.00% 4/1/42	1,152,149	1,028,202
5.00% 11/1/42	6,970,080	6,864,812
Freddie Mac S.F. 30 yr
2.00% 2/1/52	8,059,138	6,525,985
2.00% 3/1/52	3,171,454	2,568,113
2.50% 10/1/51	16,611,773	14,154,912
2.50% 12/1/51	11,593,988	9,889,239
3.00% 11/1/46	90,648	80,753
3.00% 1/1/47	4,636,418	4,123,876
3.00% 1/1/50	1,723,146	1,529,425
3.00% 7/1/50	2,457,705	2,181,244
3.00% 5/1/51	14,145,789	12,658,285
3.00% 8/1/51	3,832,508	3,372,475
3.00% 8/1/52	11,446,608	10,096,388
3.50% 11/1/48	5,170,356	4,779,907
3.50% 4/1/52	19,497,022	17,718,433
4.00% 9/1/52	36,013,731	33,711,485
4.50% 1/1/49	6,785,983	6,606,033
4.50% 8/1/49	4,238,157	4,152,427
4.50% 10/1/52	15,768,325	15,096,153
5.00% 7/1/52	7,396,377	7,256,748
4    NQ- 189 [0723] 0923 (3108053)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.00% 6/1/53	6,983,569	$ 6,840,379
5.50% 9/1/41	5,072,969	5,205,674
5.50% 9/1/52	10,676,493	10,678,584
5.50% 11/1/52	6,557,492	6,533,852
5.50% 2/1/53	9,081,706	9,067,171
5.50% 3/1/53	11,077,263	11,090,893
5.50% 6/1/53	11,296,050	11,218,020
6.00% 1/1/53	2,716,852	2,772,990
GNMA I S.F. 30 yr
3.00% 3/15/50	1,014,006	901,080
5.50% 10/15/42	4,477,631	4,582,350
GNMA II S.F. 30 yr
3.00% 8/20/50	1,828,393	1,658,823
5.00% 9/20/52	3,671,654	3,599,453
5.50% 5/20/37	264,546	272,160
5.50% 6/20/49	7,123,920	7,175,174
6.50% 6/20/39	1,257	1,317
Total Agency Mortgage-Backed Securities (cost $843,622,341)		781,532,974

Collateralized Debt Obligations — 1.62%
AMMC CLO 22 Series 2018-22A A 144A 6.643% (TSFR03M + 1.29%, Floor 1.03%) 4/25/31 #, •	3,963,114	3,939,316
Apex Credit CLO Series 2018-1A A2 144A 6.643% (TSFR03M + 1.29%) 4/25/31 #, •	11,200,000	11,019,590
Black Diamond CLO DAC Series 2017-2A A2 144A 6.888% (LIBOR03M + 1.30%, Floor 1.30%) 1/20/32 #, •	2,076,681	2,067,782
Catamaran CLO Series 2014-1A A1BR 144A 6.997% (TSFR03M + 1.65%) 4/22/30 #, •	5,000,000	4,963,670
Man GLG US CLO Series 2018-1A A1R 144A 6.728% (TSFR03M + 1.40%) 4/22/30 #, •	14,338,384	14,217,368
Saranac CLO VII Series 2014-2A A1AR 144A 6.609% (LIBOR03M + 1.23%) 11/20/29 #, •	115,314	114,835
Signal Peak CLO 5 Series 2018-5A A 144A 6.723% (TSFR03M + 1.37%, Floor 1.11%) 4/25/31 #, •	7,964,575	7,934,454
NQ- 189 [0723] 0923 (3108053)    5

 Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Venture 42 CLO Series 2021-42A A1A 144A 6.70% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	300,000	$ 294,872
Zais CLO 17 Series 2021-17A A1A 144A 6.918% (TSFR03M + 1.59%, Floor 1.33%) 10/20/33 #, •	1,500,000	1,490,499
Total Collateralized Debt Obligations (cost $46,420,568)		46,042,386

Convertible Bonds — 0.43%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	8,044,000	7,770,504
Spirit Airlines 1.00% exercise price $42.10, maturity date 5/15/26	4,927,000	4,361,317
Total Convertible Bonds (cost $12,481,731)		12,131,821

Corporate Bonds — 35.68%
Banking — 7.08%
Access Bank 144A 6.125% 9/21/26 #	790,000	691,289
Akbank TAS
144A 6.80% 2/6/26 #	675,000	659,806
6.80% 6/22/31 μ	400,000	373,748

Banco Continental 144A 2.75% 12/10/25 #	825,000	751,362
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	695,000	641,643
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	895,000	749,562
Banco Industrial 144A 4.875% 1/29/31 #, μ	405,000	377,966
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ	320,000	313,939
Banco Santander 5.588% 8/8/28	3,800,000	3,800,000
Bancolombia 6.909% 10/18/27 μ	465,000	456,956
Bank Hapoalim BM 144A 3.255% 1/21/32 #, μ	650,000	559,137
Bank Leumi Le-Israel
144A 5.125% 7/27/27 #	540,000	535,005
144A 7.129% 7/18/33 #, μ	725,000	716,481
Bank of America
2.482% 9/21/36 μ	13,120,000	10,063,045
2.972% 2/4/33 μ	4,100,000	3,427,145
6.204% 11/10/28 μ	9,100,000	9,357,662

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	6,728,000	6,585,218
Barclays
6.224% 5/9/34 μ	3,210,000	3,241,151
6    NQ- 189 [0723] 0923 (3108053)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Barclays
7.385% 11/2/28 μ		1,779,000	$ 1,872,805

BBVA Bancomer 144A 5.875% 9/13/34 #, μ		710,000	636,043
Citigroup
5.61% 9/29/26 μ		6,705,000	6,693,630
6.174% 5/25/34 μ		3,635,000	3,694,315

Citizens Bank 6.064% 10/24/25 μ		4,740,000	4,590,975
Credit Agricole 144A 5.514% 7/5/33 #		5,965,000	6,018,839
Credit Suisse 7.95% 1/9/25		1,425,000	1,457,754
Deutsche Bank
3.729% 1/14/32 μ		3,669,000	2,862,989
3.742% 1/7/33 μ		1,774,000	1,356,689
6.72% 1/18/29 μ		4,582,000	4,669,398
7.146% 7/13/27 μ		2,310,000	2,357,138

Fifth Third Bank 5.852% 10/27/25 μ		5,875,000	5,784,725
Hana Bank 144A 1.25% 12/16/26 #		325,000	280,786
Huntington National Bank
4.552% 5/17/28 μ		2,957,000	2,810,483
5.65% 1/10/30		1,885,000	1,851,441

ICICI Bank 144A 4.00% 3/18/26 #		345,000	332,178
JPMorgan Chase & Co.
1.764% 11/19/31 μ		9,020,000	7,124,918
3.109% 4/22/51 μ		1,215,000	856,522
5.35% 6/1/34 μ		2,245,000	2,262,007
KeyBank
4.15% 8/8/25		685,000	655,807
5.00% 1/26/33		5,410,000	4,891,095

KeyCorp 4.789% 6/1/33 μ		1,350,000	1,198,709
Morgan Stanley
0.495% 10/26/29 μ	EUR	4,650,000	4,226,168
2.484% 9/16/36 μ		9,638,000	7,391,897
5.164% 4/20/29 μ		9,800,000	9,700,443
5.25% 4/21/34 μ		1,026,000	1,013,205
5.424% 7/21/34 μ		3,990,000	3,988,382
6.138% 10/16/26 μ		2,120,000	2,146,965
6.296% 10/18/28 μ		4,028,000	4,171,016
6.342% 10/18/33 μ		1,930,000	2,053,013

NBK SPC 144A 1.625% 9/15/27 #, μ		1,395,000	1,248,533
PNC Bank 4.05% 7/26/28		6,875,000	6,367,356
PNC Financial Services Group 5.671% 10/28/25 μ		2,775,000	2,762,180
NQ- 189 [0723] 0923 (3108053)    7

 Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Popular 7.25% 3/13/28		1,910,000	$ 1,931,029
Rizal Commercial Banking 6.50% 8/27/25 μ, ψ		685,000	606,270
Shinhan Bank 3.875% 3/24/26		550,000	518,934
Shinhan Financial Group 144A 5.00% 7/24/28 #		370,000	366,280
Standard Chartered 144A 6.301% 1/9/29 #, μ		590,000	599,969
SVB Financial Group
1.80% 2/2/31 ‡		2,130,000	1,329,503
4.00% 5/15/26 μ, ‡, ψ		6,135,000	415,736
4.57% 4/29/33 μ, ‡		7,192,000	4,830,773

Toronto-Dominion Bank 4.108% 6/8/27		1,870,000	1,797,348
Truist Bank 2.636% 9/17/29 μ		15,293,000	14,182,785
Truist Financial
4.95% 9/1/25 μ, ψ		4,255,000	4,023,931
6.123% 10/28/33 μ		1,676,000	1,719,760

Turkiye Garanti Bankasi 144A 7.177% 5/24/27 #, μ		675,000	634,362
UBS Group 0.25% 11/5/28 μ	EUR	2,350,000	2,149,251
US Bancorp
2.491% 11/3/36 μ		8,005,000	6,029,384
4.653% 2/1/29 μ		2,558,000	2,456,210
4.839% 2/1/34 μ		1,760,000	1,653,645
5.727% 10/21/26 μ		555,000	556,987

Wells Fargo & Co. 5.557% 7/25/34 μ		2,660,000	2,671,506
			201,103,182
Basic Industry — 0.79%
Anglo American Capital 144A 5.50% 5/2/33 #		780,000	766,208
AngloGold Ashanti Holdings 3.375% 11/1/28		480,000	425,488
Braskem Netherlands Finance 144A 7.25% 2/13/33 #		685,000	675,401
Celanese US Holdings
6.05% 3/15/25		4,800,000	4,797,415
6.165% 7/15/27		1,050,000	1,058,462
CSN Resources
144A 5.875% 4/8/32 #		620,000	517,434
144A 7.625% 4/17/26 #		370,000	369,457
First Quantum Minerals
144A 6.875% 10/15/27 #		355,000	349,501
144A 8.625% 6/1/31 #		3,990,000	4,089,750

ICL Group 144A 6.375% 5/31/38 #		467,000	473,713
Indika Energy Capital IV 144A 8.25% 10/22/25 #		745,000	743,540
8    NQ- 189 [0723] 0923 (3108053)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Metinvest 144A 7.75% 10/17/29 #		730,000	$ 441,650
Newmont 2.80% 10/1/29		173,000	149,831
Sasol Financing USA
6.50% 9/27/28		450,000	416,888
144A 8.75% 5/3/29 #		760,000	760,854

Sherwin-Williams 3.30% 5/15/50		7,980,000	5,640,926
Vale Overseas 6.125% 6/12/33		660,000	664,155
			22,340,673
Brokerage — 0.38%
Jefferies Financial Group
2.625% 10/15/31		4,525,000	3,542,171
5.875% 7/21/28		4,600,000	4,591,467
6.50% 1/20/43		2,615,000	2,604,931
			10,738,569
Capital Goods — 1.51%
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #		5,447,000	4,710,530
Boeing
3.25% 2/1/28		5,405,000	4,977,286
3.75% 2/1/50		9,140,000	6,948,050

Cemex 144A 9.125% 3/14/28 #, μ, ψ		550,000	572,712
Embraer Netherlands Finance
5.40% 2/1/27		625,000	613,331
144A 7.00% 7/28/30 #		625,000	632,250

GCC 144A 3.614% 4/20/32 #		645,000	548,730
Holcim Finance Luxembourg
0.50% 4/23/31	EUR	2,400,000	2,012,515
0.625% 4/6/30	EUR	2,300,000	2,028,666

Lockheed Martin 4.75% 2/15/34		3,250,000	3,231,832
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #		4,245,000	4,237,662
SAN Miguel Industrias 144A 3.50% 8/2/28 #		800,000	684,275
Standard Industries 144A 3.375% 1/15/31 #		4,196,000	3,392,276
State Agency of Roads of Ukraine 144A 6.25% 6/24/30 #		1,340,000	368,500
Teledyne Technologies 2.25% 4/1/28		5,455,000	4,790,397
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #		470,000	461,427
UltraTech Cement 144A 2.80% 2/16/31 #		730,000	596,863
NQ- 189 [0723] 0923 (3108053)    9

 Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

United Rentals North America 3.875% 2/15/31	2,426,000	$ 2,093,402
		42,900,704
Communications — 4.82%
Altice Financing 144A 5.00% 1/15/28 #	580,000	450,730
Altice France 144A 5.50% 10/15/29 #	3,690,000	2,623,449
America Movil 4.70% 7/21/32	685,000	660,368
AT&T
3.50% 6/1/41	2,069,000	1,542,292
3.50% 9/15/53	18,030,000	12,237,974

Axian Telecom 144A 7.375% 2/16/27 #	595,000	549,126
CCO Holdings 144A 4.25% 1/15/34 #	8,000,000	6,156,205
Cellnex Finance 144A 3.875% 7/7/41 #	10,698,000	7,745,672
Charter Communications Operating
3.85% 4/1/61	7,370,000	4,481,759
4.40% 12/1/61	9,909,000	6,675,899
Comcast
2.80% 1/15/51	1,378,000	900,941
4.55% 1/15/29	6,785,000	6,686,704
4.80% 5/15/33	3,790,000	3,752,126

Connect Finco 144A 6.75% 10/1/26 #	7,135,000	6,846,916
Crown Castle
1.05% 7/15/26	3,060,000	2,696,778
2.10% 4/1/31	8,598,000	6,858,656

CSC Holdings 144A 4.625% 12/1/30 #	2,580,000	1,298,760
CT Trust 144A 5.125% 2/3/32 #	675,000	561,899
Directv Financing 144A 5.875% 8/15/27 #	5,086,000	4,595,831
Discovery Communications 4.00% 9/15/55	18,950,000	12,573,304
Frontier Communications Holdings
144A 5.00% 5/1/28 #	4,800,000	4,073,271
144A 5.875% 10/15/27 #	3,255,000	2,984,437

IHS Holding 144A 5.625% 11/29/26 #	715,000	626,891
Liberty Costa Rica Senior Secured Finance 144A 10.875% 1/15/31 #	785,000	788,047
Prosus 144A 4.193% 1/19/32 #	775,000	656,305
Sprint Spectrum 144A 4.738% 9/20/29 #	1,491,875	1,475,712
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	970,000	771,439
Time Warner Cable 7.30% 7/1/38	10,225,000	10,432,719
T-Mobile USA
3.00% 2/15/41	13,210,000	9,576,387
10    NQ- 189 [0723] 0923 (3108053)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
3.75% 4/15/27	5,850,000	$ 5,553,726
5.05% 7/15/33	3,430,000	3,358,063

Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	590,000	537,415
Verizon Communications 2.875% 11/20/50	2,755,000	1,752,530
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	5,310,000	4,401,821
		136,884,152
Consumer Cyclical — 1.74%
Alibaba Group Holding 2.70% 2/9/41	580,000	390,543
Alsea 144A 7.75% 12/14/26 #	500,000	503,597
Amazon.com 2.50% 6/3/50	3,585,000	2,338,603
Aptiv 3.10% 12/1/51	10,966,000	6,894,172
Arcos Dorados 144A 6.125% 5/27/29 #	490,000	474,625
Carnival
144A 4.00% 8/1/28 #	1,510,000	1,343,912
144A 7.625% 3/1/26 #	3,579,000	3,533,956
Ford Motor Credit
2.30% 2/10/25	915,000	858,796
2.90% 2/16/28	2,020,000	1,739,973
2.90% 2/10/29	1,330,000	1,111,786
4.542% 8/1/26	3,657,000	3,459,282
6.95% 6/10/26	2,445,000	2,466,760

Future Retail 144A 5.60% 1/22/25 #, ‡	1,295,000	37,296
General Motors Financial 5.85% 4/6/30	8,602,000	8,597,058
Kia 144A 2.375% 2/14/25 #	650,000	617,929
Mercedes-Benz Finance North America
144A 5.05% 8/3/33 #	1,470,000	1,463,503
144A 5.10% 8/3/28 #	3,545,000	3,540,817
MGM China Holdings
144A 4.75% 2/1/27 #	670,000	615,797
144A 5.25% 6/18/25 #	255,000	245,226

Nemak 144A 3.625% 6/28/31 #	665,000	527,547
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	2,100,000	1,981,176
Sands China
3.75% 8/8/31	520,000	436,597
4.30% 1/8/26	660,000	629,344

Studio City Finance 144A 5.00% 1/15/29 #	1,065,000	821,589
VICI Properties 4.95% 2/15/30	5,195,000	4,919,920
		49,549,804
NQ- 189 [0723] 0923 (3108053)    11

 Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical — 3.20%
Amgen
5.15% 3/2/28	1,615,000	$ 1,616,391
5.25% 3/2/30	1,595,000	1,605,987
5.25% 3/2/33	22,110,000	22,074,651

Baxter International 3.132% 12/1/51	5,234,000	3,485,979
Central American Bottling 144A 5.25% 4/27/29 #	780,000	720,268
Coca-Cola Icecek 144A 4.50% 1/20/29 #	500,000	451,910
CVS Health
2.70% 8/21/40	10,910,000	7,578,904
5.25% 1/30/31	1,435,000	1,435,790
DaVita
144A 3.75% 2/15/31 #	2,000,000	1,601,454
144A 4.625% 6/1/30 #	3,500,000	2,989,705
HCA
3.50% 7/15/51	8,126,000	5,590,826
5.20% 6/1/28	1,695,000	1,681,485
Indofood CBP Sukses Makmur
3.541% 4/27/32	600,000	506,239
4.805% 4/27/52	415,000	317,945

InRetail Consumer 144A 3.25% 3/22/28 #	855,000	741,725
JBS USA Lux
144A 3.00% 2/2/29 #	3,868,000	3,319,585
144A 3.75% 12/1/31 #	315,000	268,147
144A 5.50% 1/15/30 #	560,000	542,147

MHP Lux 144A 6.25% 9/19/29 #	960,000	508,800
Natura Cosmeticos 144A 4.125% 5/3/28 #	495,000	436,419
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	109,379
Pfizer Investment Enterprises
4.75% 5/19/33	3,415,000	3,393,736
5.11% 5/19/43	2,440,000	2,423,167
5.30% 5/19/53	2,035,000	2,092,604
Royalty Pharma
1.75% 9/2/27	7,435,000	6,466,517
3.35% 9/2/51	9,196,000	5,877,184
3.55% 9/2/50	3,376,000	2,272,418

Takeda Pharmaceutical 3.175% 7/9/50	12,660,000	8,847,242
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	400,000	366,868
6.75% 3/1/28	640,000	635,625

12    NQ- 189 [0723] 0923 (3108053)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Zoetis 5.40% 11/14/25	930,000	$ 934,946
		90,894,043
Electric — 3.72%
AEP Texas 5.40% 6/1/33	1,180,000	1,183,203
AES Andes 144A 7.125% 3/26/79 #, μ	565,000	540,959
Alfa Desarrollo 144A 4.55% 9/27/51 #	656,746	499,960
Appalachian Power 4.50% 8/1/32	7,755,000	7,291,450
Berkshire Hathaway Energy 2.85% 5/15/51	9,875,000	6,376,066
Calpine
144A 4.50% 2/15/28 #	1,270,000	1,167,017
144A 5.00% 2/1/31 #	4,275,000	3,602,261
144A 5.125% 3/15/28 #	1,268,000	1,151,278

Cikarang Listrindo 144A 4.95% 9/14/26 #	614,000	584,304
Colbun 144A 3.95% 10/11/27 #	545,000	515,820
Duke Energy 4.875% 9/16/24 μ, ψ	5,585,000	5,443,141
Duke Energy Carolinas 4.95% 1/15/33	1,945,000	1,937,310
Enel Finance America 144A 2.875% 7/12/41 #	6,725,000	4,423,019
Entergy Arkansas 4.20% 4/1/49	2,570,000	2,135,928
Entergy Louisiana 4.95% 1/15/45	685,000	628,290
Entergy Texas 3.55% 9/30/49	2,160,000	1,603,305
Evergy Kansas Central 3.45% 4/15/50	3,230,000	2,375,383
Exelon 5.30% 3/15/33	1,430,000	1,430,261
JSW Hydro Energy 144A 4.125% 5/18/31 #	613,200	517,421
Louisville Gas and Electric 4.25% 4/1/49	8,025,000	6,700,428
Minejesa Capital 144A 5.625% 8/10/37 #	445,000	369,583
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	659,000	596,378
National Rural Utilities Cooperative Finance 5.80% 1/15/33	475,000	496,238
NextEra Energy Capital Holdings 3.00% 1/15/52	2,970,000	1,951,221
Oglethorpe Power
3.75% 8/1/50	4,332,000	3,200,831
5.05% 10/1/48	3,280,000	2,905,673
Pacific Gas and Electric
3.30% 8/1/40	13,248,000	9,124,290
4.95% 7/1/50	1,352,000	1,082,906

PG&E 5.25% 7/1/30	3,570,000	3,209,426
Southern 5.70% 10/15/32	1,830,000	1,889,703
Southern California Edison
3.45% 2/1/52	2,173,000	1,538,889
NQ- 189 [0723] 0923 (3108053)    13

 Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Southern California Edison
3.65% 2/1/50	9,065,000	$ 6,803,110
4.00% 4/1/47	1,720,000	1,382,034
4.875% 3/1/49	7,525,000	6,715,968

Vistra 144A 7.00% 12/15/26 #, μ, ψ	3,250,000	2,895,425
Vistra Operations 144A 5.125% 5/13/25 #	11,760,000	11,492,167
		105,760,646
Energy — 2.84%
BP Capital Markets 4.875% 3/22/30 μ, ψ	8,350,000	7,789,715
BP Capital Markets America 4.812% 2/13/33	2,948,000	2,901,417
Canacol Energy 144A 5.75% 11/24/28 #	495,000	434,186
Cheniere Energy Partners 144A 5.95% 6/30/33 #	2,590,000	2,624,033
CNX Resources 144A 6.00% 1/15/29 #	6,370,000	5,963,738
Diamondback Energy
3.125% 3/24/31	5,465,000	4,745,174
4.25% 3/15/52	3,199,000	2,488,051

EIG Pearl Holdings 144A 4.387% 11/30/46 #	545,000	426,351
Energean Israel Finance
144A 4.875% 3/30/26 #	535,000	500,693
144A 8.50% 9/30/33 #	410,000	411,025

Energy Transfer 6.50% 11/15/26 μ, ψ	9,375,000	8,515,378
Enterprise Products Operating
3.20% 2/15/52	14,770,000	10,288,026
3.30% 2/15/53	1,540,000	1,089,692
5.35% 1/31/33	630,000	642,931
Galaxy Pipeline Assets Bidco
144A 2.16% 3/31/34 #	532,260	453,758
144A 2.94% 9/30/40 #	612,653	495,973

Geopark 144A 5.50% 1/17/27 #	770,000	662,401
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	910,000	942,897
Guara Norte 144A 5.198% 6/15/34 #	565,927	505,514
Kinder Morgan 5.20% 6/1/33	2,220,000	2,168,852
Kosmos Energy 144A 7.75% 5/1/27 #	950,000	873,732
Murphy Oil 5.875% 12/1/27	5,278,000	5,225,315
Occidental Petroleum 6.125% 1/1/31	3,341,000	3,415,738
PDC Energy 5.75% 5/15/26	3,395,000	3,417,407
Targa Resources Partners 5.00% 1/15/28	5,180,000	4,978,307
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	7,605,000	6,574,500
Thaioil Treasury Center 144A 2.50% 6/18/30 #	790,000	643,115
TMS Issuer 144A 5.78% 8/23/32 #	490,000	502,250
14    NQ- 189 [0723] 0923 (3108053)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	765,000	$ 727,517
Tullow Oil 144A 10.25% 5/15/26 #	424,000	345,221
		80,752,907
Finance Companies — 2.00%
AerCap Ireland Capital DAC
2.45% 10/29/26	3,595,000	3,235,578
3.00% 10/29/28	11,237,000	9,809,911
3.40% 10/29/33	1,353,000	1,082,995
4.50% 9/15/23	329,000	328,311
6.50% 7/15/25	3,600,000	3,627,001
Air Lease
2.875% 1/15/32	6,310,000	5,086,509
3.00% 2/1/30	14,315,000	12,108,834
4.125% 12/15/26 μ, ψ	1,925,000	1,400,514
4.625% 10/1/28	5,320,000	5,051,307
5.85% 12/15/27	1,620,000	1,634,676
Aviation Capital Group
144A 3.50% 11/1/27 #	7,135,000	6,436,882
144A 6.25% 4/15/28 #	6,450,000	6,456,675

Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	505,000	482,868
		56,742,061
Financials — 0.05%
Country Garden Holdings
3.875% 10/22/30	200,000	28,598
4.20% 2/6/26	613,000	113,429
7.25% 4/8/26	615,000	112,633

GLP 3.875% 6/4/25	495,000	345,262
MAF Global Securities 7.875% 6/30/27 μ, ψ	540,000	551,875
RKPF Overseas 2020 A 5.125% 7/26/26	545,000	222,073
		1,373,870
Government Agency — 0.90%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	495,000	457,035
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	745,000	659,894
Banco do Brasil 144A 6.25% 4/18/30 #	710,000	709,822
BOC Aviation USA 144A 4.875% 5/3/33 #	1,280,000	1,246,500
CIMB Bank 144A 2.125% 7/20/27 #	685,000	614,827
Consorcio Transmantaro 144A 5.20% 4/11/38 #	650,000	614,873
NQ- 189 [0723] 0923 (3108053)    15

 Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Government Agency (continued)
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	450,000	$ 337,316
144A 4.25% 7/17/42 #	400,000	340,780
Ecopetrol
5.875% 11/2/51	510,000	354,460
6.875% 4/29/30	685,000	645,987
Emirates NBD Bank PJSC
2.625% 2/18/25	310,000	295,817
6.125% 4/9/26 μ, ψ	525,000	522,546

First Abu Dhabi Bank 4.50% 4/5/26 μ, ψ	520,000	492,508
Freeport Indonesia
144A 5.315% 4/14/32 #	530,000	504,735
144A 6.20% 4/14/52 #	450,000	421,101

Gaci First Investment 4.875% 2/14/35	546,000	524,269
Georgian Railway JSC 4.00% 6/17/28	950,000	828,305
Greenko Power II 144A 4.30% 12/13/28 #	561,138	495,170
Huarong Finance 2019 3.875% 11/13/29	545,000	430,279
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	366,112
Israel Electric 144A 3.75% 2/22/32 #	640,000	544,544
KazMunayGas National
144A 4.75% 4/19/27 #	280,000	268,013
144A 5.375% 4/24/30 #	495,000	466,777

MISC Capital Two Labuan 144A 3.75% 4/6/27 #	950,000	891,112
OCP
144A 3.75% 6/23/31 #	350,000	294,771
144A 5.125% 6/23/51 #	395,000	300,048
144A 6.875% 4/25/44 #	430,000	405,693

Oil and Gas Holding 7.50% 10/25/27	273,000	278,682
Oryx Funding 144A 5.80% 2/3/31 #	885,000	869,452
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	795,000	761,327
144A 5.25% 5/15/47 #	870,000	769,216
Petroleos Mexicanos
6.75% 9/21/47	1,319,000	850,037
7.69% 1/23/50	465,000	324,018
144A 10.00% 2/7/33 #	860,000	801,664
Petronas Capital
144A 2.48% 1/28/32 #	800,000	666,876
144A 3.50% 4/21/30 #	600,000	552,467

PTTEP Treasury Center 144A 2.587% 6/10/27 #	475,000	432,857
16    NQ- 189 [0723] 0923 (3108053)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Government Agency (continued)

QazaqGaz NC JSC 144A 4.375% 9/26/27 #	1,820,000	$ 1,701,651
QNB Finance 2.625% 5/12/25	760,000	720,575
Saudi Arabian Oil
144A 3.50% 11/24/70 #	210,000	139,664
144A 4.25% 4/16/39 #	1,242,000	1,093,233

Sino-Ocean Land Treasure IV 4.75% 8/5/29	620,000	53,885
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	523,535	421,343
Uzbekneftegaz JSC
144A 4.75% 11/16/28 #	420,000	351,889
4.75% 11/16/28	350,000	293,241

YPF 144A 6.95% 7/21/27 #	565,000	480,925
		25,596,296
Industrials — 0.08%
Bidvest Group UK 144A 3.625% 9/23/26 #	480,000	434,398
CK Hutchison International 23
144A 4.75% 4/21/28 #	490,000	483,588
144A 4.875% 4/21/33 #	875,000	862,366

West China Cement 4.95% 7/8/26	470,000	356,801
		2,137,153
Insurance — 2.01%
AIA Group 144A 3.375% 4/7/30 #	490,000	445,457
American International Group 5.125% 3/27/33	6,510,000	6,405,128
Aon
2.90% 8/23/51	6,525,000	4,236,581
5.00% 9/12/32	4,930,000	4,873,948
Athene Holding
3.45% 5/15/52	5,435,000	3,482,484
3.95% 5/25/51	2,420,000	1,686,710
Brighthouse Financial
3.85% 12/22/51	2,738,000	1,771,091
4.70% 6/22/47	1,678,000	1,294,187

Humana 5.75% 3/1/28	1,155,000	1,179,682
Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	7,200,000	7,350,623
MetLife 6.40% 12/15/66	45,000	45,050
Prudential Financial 3.70% 3/13/51	4,795,000	3,679,528
Sagicor Financial 144A 5.30% 5/13/28 #	710,000	674,667
UnitedHealth Group
4.20% 5/15/32	3,933,000	3,751,268
4.50% 4/15/33	13,284,000	12,946,705
NQ- 189 [0723] 0923 (3108053)    17

 Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
UnitedHealth Group
5.05% 4/15/53	3,233,000	$ 3,182,347
		57,005,456
Natural Gas — 0.32%
Atmos Energy 2.85% 2/15/52	2,145,000	1,440,640
ENN Energy Holdings 144A 2.625% 9/17/30 #	755,000	627,668
Infraestructura Energetica Nova 144A 4.75% 1/15/51 #	595,000	460,084
Medco Laurel Tree 144A 6.95% 11/12/28 #	805,000	739,575
Sempra 4.875% 10/15/25 μ, ψ	1,810,000	1,714,975
Southern Co. Gas Capital 5.15% 9/15/32	4,274,000	4,218,398
		9,201,340
Real Estate Investment Trusts — 0.15%
American Homes 4 Rent 3.625% 4/15/32	4,070,000	3,537,333
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	920,000	691,198
		4,228,531
Technology — 2.08%
Apple 4.30% 5/10/33	2,045,000	2,034,834
Autodesk 2.40% 12/15/31	6,390,000	5,242,538
Broadcom 144A 3.469% 4/15/34 #	8,477,000	6,958,280
CDW
2.67% 12/1/26	1,425,000	1,291,810
3.276% 12/1/28	10,765,000	9,420,182

Entegris Escrow 144A 4.75% 4/15/29 #	3,030,000	2,829,426
Iron Mountain 144A 5.25% 7/15/30 #	2,410,000	2,180,812
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	7,560,000	6,549,266
Micron Technology 5.875% 9/15/33	7,145,000	7,112,806
NCR
144A 5.00% 10/1/28 #	825,000	747,028
144A 5.125% 4/15/29 #	1,020,000	913,052
Oracle
3.60% 4/1/50	3,914,000	2,784,741
4.65% 5/6/30	6,115,000	5,922,489
5.55% 2/6/53	2,862,000	2,746,867
SK Hynix
144A 1.50% 1/19/26 #	385,000	344,644
144A 6.50% 1/17/33 #	565,000	577,528
18    NQ- 189 [0723] 0923 (3108053)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Tencent Holdings
144A 2.88% 4/22/31 #		380,000	$ 321,933
144A 3.68% 4/22/41 #		445,000	339,432

TSMC Global 144A 4.625% 7/22/32 #		690,000	686,617
			59,004,285
Transportation — 2.01%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	4,300,000	4,337,448
Acu Petroleo Luxembourg 144A 7.50% 7/13/35 #		746,031	668,017
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #		585,300	555,734
American Airlines 144A 5.50% 4/20/26 #		811,462	800,091
Azul Secured Finance
144A 11.50% 5/28/29 #		860,000	776,037
144A 11.93% 8/28/28 #		890,000	896,675

Burlington Northern Santa Fe 2.875% 6/15/52		3,840,000	2,600,714
Delta Air Lines
144A 7.00% 5/1/25 #		11,265,000	11,531,254
7.375% 1/15/26		2,635,000	2,737,828

ERAC USA Finance 144A 4.90% 5/1/33 #		1,600,000	1,577,171
Grupo Aeromexico 144A 8.50% 3/17/27 #		3,745,000	3,395,573
International Container Terminal Services 4.75% 6/17/30		775,000	747,952
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #		412,960	376,432
Mileage Plus Holdings 144A 6.50% 6/20/27 #		9,024,000	9,031,620
Rumo Luxembourg 144A 5.25% 1/10/28 #		685,000	652,805
United Airlines
144A 4.375% 4/15/26 #		5,365,000	5,085,257
144A 4.625% 4/15/29 #		12,586,000	11,399,905
			57,170,513
Total Corporate Bonds (cost $1,126,499,730)			1,013,384,185

Municipal Bonds — 0.55%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.993% 7/1/24 ^		212,555	204,157
Series A-1 4.00% 7/1/35		951,451	881,319
Series A-1 4.00% 7/1/37		1,010,652	908,273
NQ- 189 [0723] 0923 (3108053)    19

 Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds (continued)
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	16,685,450	$ 13,723,783
Total Municipal Bonds (cost $17,120,356)		15,717,532

Non-Agency Asset-Backed Securities — 1.58%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.704% 11/25/36 ~	1,056,735	1,034,572
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	1,413	1,278
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	4,450,000	3,896,465
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	13,905,000	11,973,825
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	21,632,075	18,284,165
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	680,000	627,287
JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	1,274,337	1,214,657
PFS Financing Series 2021-A A 144A 0.71% 4/15/26 #	4,950,000	4,764,387
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	65,932	65,037
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	30,239	29,940
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	2,314,521
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	403,112	386,284

UNIFY Auto Receivables Trust Series 2021-1A A3 144A 0.51% 6/16/25 #	328,467	327,990
Total Non-Agency Asset-Backed Securities (cost $51,301,025)		44,920,408

Non-Agency Collateralized Mortgage Obligations — 2.29%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.659% 1/25/45 #, •	701,586	658,112
Series 2015-1 B2 144A 3.659% 1/25/45 #, •	396,703	371,609

Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	128,081	109,193
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 7.583% (SOFR + 2.51%) 4/25/31 #, •	110,893	111,230
Series 2019-R01 2M2 144A 7.633% (SOFR + 2.56%) 7/25/31 #, •	139,404	139,917
20    NQ- 189 [0723] 0923 (3108053)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.969% (SOFR + 1.90%) 12/25/41 #, •	3,900,000	$ 3,839,213
Series 2022-R02 2M2 144A 8.069% (SOFR + 3.00%) 1/25/42 #, •	2,200,000	2,210,959

Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	2,744,406	2,357,158
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	5,682,937	4,875,476
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	5,537,909	4,443,524
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.414% 6/25/29 #, •	546,605	479,307
Series 2014-2 B2 144A 3.414% 6/25/29 #, •	216,947	188,635
Series 2015-1 B2 144A 6.319% 12/25/44 #, •	1,281,950	1,215,847
Series 2015-4 B1 144A 3.541% 6/25/45 #, •	1,433,971	1,269,272
Series 2015-4 B2 144A 3.541% 6/25/45 #, •	1,043,914	922,200
Series 2015-5 B2 144A 6.469% 5/25/45 #, •	1,208,361	1,159,651
Series 2015-6 B1 144A 3.522% 10/25/45 #, •	978,546	897,193
Series 2015-6 B2 144A 3.522% 10/25/45 #, •	903,454	826,081
Series 2016-4 B1 144A 3.816% 10/25/46 #, •	942,932	851,435
Series 2016-4 B2 144A 3.816% 10/25/46 #, •	1,630,023	1,463,102
Series 2017-1 B3 144A 3.45% 1/25/47 #, •	2,814,444	2,333,393
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	236,995	209,789
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	227,332	197,171
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	1,027,634	857,955
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	1,893,633	1,519,419
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	3,674,402	2,948,277
Series 2021-11 A3 144A 2.50% 1/25/52 #, •	9,187,300	7,371,733
Series 2021-13 A3 144A 2.50% 4/25/52 #, •	4,287,987	3,440,608
Series 2021-13 B1 144A 3.142% 4/25/52 #, •	4,772,706	3,739,714
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •	3,917,795	3,143,572
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	1,777,320	1,426,091
Series 2021-4 A3 144A 2.50% 7/25/51 #, •	1,777,258	1,426,042

New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	507,058	473,284
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	1,910,661	1,533,082
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	3,995,402	3,205,843
Sequoia Mortgage Trust
Series 2013-4 B2 3.44% 4/25/43 •	322,122	297,244
Series 2015-1 B2 144A 3.92% 1/25/45 #, •	615,276	577,781
NQ- 189 [0723] 0923 (3108053)    21

 Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2015-2 B2 144A 3.764% 5/25/45 #, •	170,372	$ 155,011
Series 2017-5 B1 144A 3.779% 8/25/47 #, •	210,623	192,017
Series 2020-4 A2 144A 2.50% 11/25/50 #, •	1,396,359	1,132,596
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-20 A1 5.50% 12/25/21	1,082	1,076
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	566,959	480,331
Total Non-Agency Collateralized Mortgage Obligations (cost $77,678,934)		65,051,143

Non-Agency Commercial Mortgage-Backed Securities — 9.00%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,740,000	6,220,604
Series 2017-BNK5 B 3.896% 6/15/60 •	2,870,000	2,467,756
Series 2019-BN20 A3 3.011% 9/15/62	6,255,000	5,363,156
Series 2019-BN21 A5 2.851% 10/17/52	8,200,000	7,012,128
Series 2019-BN23 A3 2.92% 12/15/52	8,570,000	7,437,897
Series 2022-BNK39 A4 2.928% 2/15/55 •	7,305,000	6,143,097
Series 2022-BNK39 B 3.239% 2/15/55 •	3,195,000	2,369,563
Series 2022-BNK39 C 3.27% 2/15/55 •	2,092,000	1,392,197
Series 2022-BNK40 B 3.394% 3/15/64 •	4,550,000	3,460,302
Series 2022-BNK41 A4 3.79% 4/15/65 •	6,500,000	5,851,467

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	25,804
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	10,673,000	9,791,840
Series 2020-B17 A5 2.289% 3/15/53	6,844,000	5,540,672
Series 2020-B19 A5 1.85% 9/15/53	835,000	649,588
Series 2020-B21 A5 1.978% 12/17/53	3,594,000	2,843,712
Series 2020-B22 A5 1.973% 1/15/54	8,455,000	6,672,556
Series 2021-B29 A5 2.388% 9/15/54	5,500,000	4,439,900
Series 2022-B32 B 3.202% 1/15/55 •	4,505,000	3,384,389
Series 2022-B32 C 3.454% 1/15/55 •	5,500,000	3,778,980
Series 2022-B33 B 3.615% 3/15/55 •	2,250,000	1,767,304
Series 2022-B33 C 3.615% 3/15/55 •	2,250,000	1,594,534

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	3,550,000	3,071,584
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	8,080,000	7,288,591
Series 2019-CF2 A5 2.874% 11/15/52	5,870,000	5,040,531
22    NQ- 189 [0723] 0923 (3108053)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Cantor Commercial Real Estate Lending
Series 2019-CF3 A4 3.006% 1/15/53	3,222,000	$ 2,763,942
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,351,527	4,953,850
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	1,552,685
Series 2019-CD8 A4 2.912% 8/15/57	3,500,000	2,981,126

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	10,020,000	9,449,388
Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	3,600,000	2,899,229
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	3,793,800	3,722,562
Series 2014-CR20 AM 3.938% 11/10/47	10,705,000	10,143,513
Series 2015-3BP A 144A 3.178% 2/10/35 #	130,000	121,382
Series 2015-CR23 A4 3.497% 5/10/48	115,000	109,178
Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,116,995

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	3,185,000	2,967,251
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	3,050,000	2,382,470
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	7,010,000	6,383,257
Series 2017-GS6 A3 3.433% 5/10/50	3,495,000	3,205,116
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	109,427
Series 2019-GC39 A4 3.567% 5/10/52	7,311,000	6,530,255
Series 2019-GC42 A4 3.001% 9/10/52	5,440,000	4,698,171
Series 2020-GC47 A5 2.377% 5/12/53	14,745,000	12,213,894

JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	9,362,777	8,848,382
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	264,288
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	8,570,000	7,498,750
Series 2015-JP1 A5 3.914% 1/15/49	3,925,000	3,721,558
Series 2016-JP2 AS 3.056% 8/15/49	180,000	158,369
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	3,356,000	3,270,038
Series 2015-C26 A5 3.531% 10/15/48	4,045,000	3,819,400
Series 2016-C29 A4 3.325% 5/15/49	2,595,000	2,426,217
NQ- 189 [0723] 0923 (3108053)    23

 Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	$ 1,120,560
Series 2019-L3 A4 3.127% 11/15/52	4,000,000	3,453,047
Series 2020-HR8 A4 2.041% 7/15/53	29,609,000	23,679,490

UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	211,860	193,220
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	2,415,029	2,310,759
Series 2015-NXS3 A4 3.617% 9/15/57	2,350,000	2,217,914
Series 2016-BNK1 A3 2.652% 8/15/49	5,945,000	5,380,604
Series 2020-C58 A4 2.092% 7/15/53	4,158,000	3,336,168
Total Non-Agency Commercial Mortgage-Backed Securities (cost $303,539,392)		255,610,607

Loan Agreements — 2.09%
Amentum Government Services Holdings Tranche 3 9.223% (SOFR01M + 4.00%) 2/15/29 •	5,706,097	5,506,384
Berry Global Tranche Z 7.293% (SOFR03M + 1.75%) 7/1/26 •	1,844,700	1,845,493
Calpine
7.433% (SOFR01M + 2.00%) 4/5/26 •	921,600	921,936
7.933% (SOFR01M + 2.50%) 12/16/27 •	649,724	649,961
Castlelake Aviation One Designated Activity
8.004% (SOFR03M + 2.75%) 10/22/27 •	2,109,400	2,110,883
8.302% (LIBOR03M + 2.75%) 10/22/26 •	1,305,784	1,306,905

Charter Communications Operating Tranche B2 7.067% - 7.116% (SOFR01M + 1.75%) 2/1/27 •	1,943,943	1,933,008
Connect US Finco 8.819% (SOFR01M + 3.50%) 12/11/26 •	1,884,690	1,883,120
Core & Main Tranche B-1 7.691% - 7.916% (SOFR01M + 2.60%) 7/27/28 •	6,663	6,656
Entegris Tranche B 7.992% - 8.069% (SOFR01M + 2.75%) 7/6/29 •	2,549,608	2,556,209
Epicor Software 2nd Lien 13.169% (SOFR01M + 7.85%) 7/31/28 •	2,085,000	2,100,638
Epicor Software Tranche C 8.683% (SOFR01M + 3.36%) 7/30/27 •	1,720,881	1,712,276
Frontier Communications Tranche B 9.183% (SOFR01M + 3.86%) 5/1/28 •	3,259,814	3,096,824
Hamilton Projects Acquiror 9.933% (SOFR01M + 4.61%) 6/17/27 •	1,504,725	1,493,252
24    NQ- 189 [0723] 0923 (3108053)

(Unaudited)
		Principal amount°	Value (US $)

Loan Agreements (continued)

Informatica 8.183% (SOFR01M + 2.86%) 10/27/28 •		1,718,250	$ 1,712,075
LSF9 Atlantis Holdings Tranche B 12.492% (SOFR03M + 7.25%) 3/31/29 •		1,283,125	1,267,086
Mileage Plus Holdings 10.764% (LIBOR03M + 5.25%) 6/21/27 •		1,720,000	1,796,423
Olympus Water US Holding 10.268% (SOFR03M + 5.00%) 11/9/28 •		2,685,000	2,621,231
PG&E Tranche B 8.433% (SOFR01M + 3.11%) 6/23/25 •		2,620,590	2,619,654
RealPage 1st Lien 8.433% (SOFR01M + 3.11%) 4/24/28 •		1,585,725	1,561,039
Scientific Games International Tranche B 8.302% (SOFR01M + 3.10%) 4/13/29 •		4,253,256	4,252,495
Sinclair Television Group Tranche B-4 9.169% (SOFR01M + 3.85%) 4/21/29 •		1,380,251	1,011,034
Standard Industries 7.906% (SOFR01M + 2.50%) 9/22/28 •		5,444,389	5,460,782
UKG 1st Lien 8.618% (SOFR03M + 3.35%) 5/4/26 •		2,826,190	2,814,218
Viasat 9.819% (SOFR01M + 4.50%) 3/2/29 •		3,983,497	3,846,564
Virgin Media Bristol 8.311% (SOFR03M + 3.35%) 3/31/31 •		417,000	410,745
Vistra Operations 7.183% (SOFR01M + 1.75%) 12/31/25 •		2,883,000	2,883,490
Total Loan Agreements (cost $59,619,904)			59,380,381

Sovereign Bonds — 1.06%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	300,000	308,355
			308,355
Angola — 0.02%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		233,000	215,204
8.25% 5/9/28		299,000	276,164
144A 8.75% 4/14/32 #		200,000	176,116
			667,484
NQ- 189 [0723] 0923 (3108053)    25

 Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Argentina — 0.03%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~	1,596,402	$ 554,470
1.00% 7/9/29	81,280	27,495
3.625% 7/9/35 ~	568,743	177,791
		759,756
Azerbaijan — 0.02%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #	603,000	517,887
		517,887
Bahrain — 0.02%
Bahrain Government International Bond 144A 7.375% 5/14/30 #	600,000	623,308
		623,308
Bermuda — 0.03%
Bermuda Government International Bond 144A 5.00% 7/15/32 #	900,000	884,700
		884,700
Brazil — 0.03%
Brazilian Government International Bonds
4.75% 1/14/50	672,000	516,850
6.00% 10/20/33	300,000	297,938
		814,788
Chile — 0.03%
Chile Government International Bonds
3.50% 1/31/34	400,000	351,561
3.50% 1/25/50	500,000	377,200
		728,761
Colombia — 0.03%
Colombia Government International Bonds
4.125% 2/22/42	368,000	247,881
5.00% 6/15/45	528,000	381,918
5.20% 5/15/49	200,000	145,965
		775,764
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #	300,000	262,425
		262,425
26    NQ- 189 [0723] 0923 (3108053)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Dominican Republic — 0.07%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	1,152,000	$ 1,002,038
144A 5.30% 1/21/41 #	350,000	283,944
144A 5.50% 2/22/29 #	400,000	381,427
144A 7.05% 2/3/31 #	200,000	202,497
		1,869,906
Ecuador — 0.01%
Ecuador Government International Bonds
144A 3.50% 7/31/35 #, ~	759,875	265,008
144A 6.00% 7/31/30 #, ~	289,958	138,914
144A 6.61% 7/31/30 #, ^	82,079	23,809
		427,731
Egypt — 0.03%
Egypt Government International Bonds
144A 5.75% 5/29/24 #	245,000	230,380
144A 8.70% 3/1/49 #	1,080,000	633,883
		864,263
El Salvador — 0.01%
El Salvador Government International Bond 6.375% 1/18/27	357,000	266,649
		266,649
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #	235,000	199,580
		199,580
Ghana — 0.01%
Ghana Government International Bond 144A 7.875% 3/26/27 #	553,000	260,048
		260,048
Guatemala — 0.02%
Guatemala Government Bonds
144A 4.875% 2/13/28 #	394,000	375,630
144A 5.25% 8/10/29 #	250,000	239,377
		615,007
Honduras — 0.01%
Honduras Government International Bond 6.25% 1/19/27	200,000	184,500
		184,500
NQ- 189 [0723] 0923 (3108053)    27

 Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Hong Kong — 0.02%
Airport Authority 144A 2.50% 1/12/32 #		530,000	$ 446,975
			446,975
Hungary — 0.01%
Hungary Government International Bond 144A 6.75% 9/25/52 #		200,000	209,663
			209,663
Indonesia — 0.03%
Indonesia Government International Bonds
4.65% 9/20/32		400,000	394,933
5.25% 1/17/42		200,000	201,862

Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32		294,000	292,338
			889,133
Ivory Coast — 0.02%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	100,000	89,491
144A 6.125% 6/15/33 #		561,000	505,945
			595,436
Jordan — 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #		380,000	371,034
			371,034
Kenya — 0.01%
Republic of Kenya Government International Bond 144A 8.00% 5/22/32 #		415,000	359,436
			359,436
Lebanon — 0.00%
Lebanon Government International Bond 6.25% 5/27/22 ‡		1,668,000	125,000
			125,000
Mexico — 0.06%
Mexico Government International Bonds
3.50% 2/12/34		756,000	636,561
4.875% 5/19/33		300,000	287,908
6.338% 5/4/53		300,000	306,609
6.35% 2/9/35		400,000	420,830
			1,651,908
28    NQ- 189 [0723] 0923 (3108053)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Morocco — 0.01%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	200,000	$ 201,132
144A 2.375% 12/15/27 #		200,000	174,736
			375,868
Nigeria — 0.03%
Nigeria Government International Bonds
7.143% 2/23/30		300,000	263,347
144A 7.875% 2/16/32 #		703,000	616,004
			879,351
Oman — 0.04%
Oman Government International Bonds
144A 6.75% 1/17/48 #		689,000	683,922
7.375% 10/28/32		363,000	405,375
			1,089,297
Pakistan — 0.00%
Pakistan Government International Bond 144A 7.375% 4/8/31 #		250,000	124,375
			124,375
Panama — 0.01%
Panama Bonos del Tesoro 3.362% 6/30/31		500,000	417,875
			417,875
Paraguay — 0.02%
Paraguay Government International Bond 144A 5.40% 3/30/50 #		527,000	456,921
			456,921
Peru — 0.03%
Peruvian Government International Bond 2.844% 6/20/30		841,000	731,919
			731,919
Poland — 0.02%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #		585,000	585,202
			585,202
NQ- 189 [0723] 0923 (3108053)    29

 Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Qatar — 0.04%
Qatar Government International Bond 144A 4.40% 4/16/50 #		1,169,000	$ 1,059,792
			1,059,792
Republic of Korea — 0.02%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #		585,000	583,100
			583,100
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	200,000	207,816
			207,816
Romania — 0.01%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	155,000	109,342
144A 3.375% 1/28/50 #	EUR	290,000	210,313
			319,655
Saudi Arabia — 0.05%
Saudi Government International Bonds
144A 3.625% 3/4/28 #		770,000	731,965
4.50% 10/26/46		495,000	430,722
144A 4.875% 7/18/33 #		400,000	400,680
			1,563,367
Senegal — 0.01%
Senegal Government International Bonds
144A 5.375% 6/8/37 #	EUR	100,000	78,160
144A 6.75% 3/13/48 #		363,000	273,218
			351,378
Serbia — 0.02%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	350,000	306,691
144A 3.125% 5/15/27 #	EUR	300,000	302,713
			609,404
South Africa — 0.03%
Republic of South Africa Government International Bonds
4.85% 9/30/29		230,000	208,587
4.875% 4/14/26		331,000	321,941
5.65% 9/27/47		200,000	150,375
30    NQ- 189 [0723] 0923 (3108053)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
South Africa (continued)
Republic of South Africa Government International Bonds
5.75% 9/30/49	395,000	$ 296,911
		977,814
Sri Lanka — 0.02%
Sri Lanka Government International Bonds
144A 6.20% 5/11/27 #	755,000	342,503
144A 7.55% 3/28/30 #	310,000	140,756
		483,259
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #	350,000	334,250
		334,250
Turkey — 0.06%
Hazine Mustesarligi Varlik Kiralama 144A 5.125% 6/22/26 #	450,000	422,636
Turkey Government International Bonds
7.625% 4/26/29	1,000,000	988,720
9.125% 7/13/30	360,000	375,447
		1,786,803
Ukraine — 0.01%
Ukraine Government International Bond 144A 7.75% 9/1/28 #	1,104,000	350,915
		350,915
Uruguay — 0.03%
Uruguay Government International Bonds
4.375% 1/23/31	491,711	482,420
5.10% 6/18/50	266,076	266,521
		748,941
Uzbekistan — 0.02%
Republic of Uzbekistan International Bond 144A 5.375% 2/20/29 #	466,000	434,803
		434,803
Total Sovereign Bonds (cost $37,072,832)		30,151,602

US Treasury Obligations — 10.17%
US Treasury Bonds
2.25% 8/15/46	19,395,000	13,805,679
NQ- 189 [0723] 0923 (3108053)    31

 Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
3.625% 2/15/53	40,925,000	$ 38,181,748
3.625% 5/15/53	19,710,000	18,416,531
3.875% 2/15/43	17,660,000	16,876,337
3.875% 5/15/43	2,120,000	2,026,919
US Treasury Notes
3.375% 5/15/33	64,080,000	61,131,320
3.50% 4/30/28	6,370,000	6,179,398
3.50% 1/31/30	33,615,000	32,453,575
3.75% 6/30/30	3,680,000	3,608,125
4.00% 6/30/28	53,895,000	53,465,527
4.125% 6/15/26	9,570,000	9,468,319
4.125% 7/31/28	12,950,000	12,927,742
4.50% 7/15/26	810,000	809,842
4.75% 6/30/25	1,430,000	1,422,180

US Treasury Strip Principal 2.26% 5/15/44 ^	43,355,000	18,137,933
Total US Treasury Obligations (cost $305,031,367)		288,911,175
	Number of shares
Common Stock — 0.07%
Transportation — 0.07%
Grupo Aeromexico =, †	140,061	2,091,087
Total Common Stock (cost $2,289,297)		2,091,087

Short-Term Investments — 3.66%
Money Market Mutual Funds — 3.66%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.15%)	25,979,520	25,979,520
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.16%)	25,979,520	25,979,520
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.29%)	25,979,520	25,979,520
32    NQ- 189 [0723] 0923 (3108053)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.19%)	25,979,520	$ 25,979,520
Total Short-Term Investments (cost $103,918,080)		103,918,080
Total Value of Securities—98.91% (cost $3,078,513,875)		2,809,655,523

Receivables and Other Assets Net of Liabilities—1.09%★		30,833,402
Net Assets Applicable to 375,551,481 Shares Outstanding—100.00%		$2,840,488,925
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of Rule 144A securities was $539,380,276, which represents 18.99% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at July 31, 2023.
Δ	Securities have been classified by country of risk.
NQ- 189 [0723] 0923 (3108053)    33

 Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
★	Includes $10,467,013 cash collateral held at broker for futures contracts as of July 31, 2023.
The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at July 31, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
JPMCB	EUR	(14,738,560)	USD	16,208,599	8/25/23	$(18,263)
JPMCB	EUR	(2,374,000)	USD	2,594,681	9/22/23	(22,498)
Total Foreign Currency Exchange Contracts						$(40,761)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(297)	US Treasury 2 yr Notes	$(60,300,281)	$(61,250,941)	9/29/23	$950,660	$—	$9,281
3,849	US Treasury 5 yr Notes	411,151,383	419,705,412	9/29/23	—	(8,554,029)	(32,119)
1,555	US Treasury 10 yr Notes	173,236,719	177,380,153	9/20/23	—	(4,143,434)	218,820
(120)	US Treasury 10 yr Ultra Notes	(14,038,125)	(14,383,760)	9/20/23	345,635	—	(35,624)
209	US Treasury Long Bonds	26,007,437	26,510,885	9/20/23	—	(503,448)	156,750
34    NQ- 189 [0723] 0923 (3108053)

(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(6)	US Treasury Long Bonds	$(746,625)	$(761,000)	9/20/23	$14,375	$—	$(4,500)
89	US Treasury Ultra Bonds	11,767,469	11,983,250	9/20/23	—	(215,781)	111,250
Total Futures Contracts			$559,183,999		$1,310,670	$(13,416,692)	$423,858
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[3]
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.HY.39 6/20/2028-Quarterly[5]	28,200,000	5.000%	$(999,961)	$(835,695)	$(164,266)
			(999,961)	(835,695)	(164,266)
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 1/28/33 Baa2 6/20/28- Quarterly	2,828,000	1.000%	(425)	11,611	(12,036)
JPMCB Mexico 10.375% 1/28/23 Baa2 6/22/26- Quarterly	5,579,000	1.000%	(76,260)	24,130	(100,390)
NQ- 189 [0723] 0923 (3108053)    35

 Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[3]
Over-The-Counter:Protection Purchased/Moody’s Ratings (continued):
JPMCB Republic of Brazil 4.25% 1/7/25 Ba2 6/20/26-Quarterly	6,783,000	1.000%	$(38,805)	$123,885	$(162,690)
Total CDS Contracts			$(1,115,451)	$(676,069)	$(439,382)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(92,138).
5	Markit’s North American High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
BB – Barclays Bank
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
36    NQ- 189 [0723] 0923 (3108053)

(Unaudited)
Summary of abbreviations: (continued)
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
NQ- 189 [0723] 0923 (3108053)    37